Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 174,774,466.66
Previously Paid Amount	0.00
Total Fee Amount	24,136.35
Total Offset Amount	24,136.35
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A